Share-based compensation - RSU (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Sep. 30, 2022 EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares) | EquityInstruments		2,758,039
Forfeited/lapsed during the period (in shares) | EquityInstruments		(71,968)
Outstanding at end of period (in shares) | EquityInstruments		(2,686,071)
Granted during the period (in dollars per share) | $ / shares		$ 17.52
Forfeited/lapsed during the period (in dollars per share) | $ / shares		15.23
Outstanding at end of period (in dollars per share) | $ / shares		$ 17.58
Weighted Average remaining term to vest/distribute (yrs)		1 year 4 months 24 days
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year	1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years	5 years